Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	$ (663,914)
Additions of provision	(120,258)	(306,723)
Written-off	38,973
Additions by acquisition		(346,023)
Exchange effect	52,505	(11,168)
Balance at end of the year	$ (692,694)	$ (663,914)